Notes Payable (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of note payable

	June 30, 2025	June 30, 2024

Current portion of Notes Payable	$-	$5,000,000
Less: debt financing costs	-	(11,820)
Less: unearned discount	-	(111,212)
Plus: accretion of Loan Premium	-	824,242
Current portion of Notes Payable, net of financing costs, unearned premium and discount	$-	$5,701,210